STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (Parentheticals) - shares		10 Months Ended
	Sep. 05, 2025	Dec. 31, 2025
Private Placement Warrants
Number of warrants issued	7,046,111	7,046,111